BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Global Allocation V.I. Fund
(the “Fund”)
Supplement dated March 19, 2025 to the Summary Prospectus and Prospectus of the Fund, each dated May 1, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC, the Fund’s investment adviser (“BlackRock”), has agreed to waive the Fund’s management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in any exchange-traded product sponsored by BlackRock or its affiliates.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The section of the Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Global Allocation V.I. Fund — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Global Allocation V.I. Fund — Fees and Expenses of the Fund,” as applicable, are deleted in their entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table and example below do not include separate account fees and expenses, and expenses would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.

Shareholder Fees (fees paid directly from your investment)
The Fund is not subject to any shareholder fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares	Class II Shares	Class III Shares
Management Fees[1]	0.65%	0.65%	0.65%
Distribution and/or Service (12b‑1) Fees	None	0.15%	0.25%
Other Expenses[2,3]	0.12%	0.23%	0.22%
Other Expenses of the Subsidiary[2] Miscellaneous Other Expenses[3]	— 0.12%	— 0.23%	— 0.22%
Acquired Fund Fees and Expenses[4],5	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[4]	0.79%	1.05%	1.14%
Fee Waivers and/or Expense Reimbursements[1,6]	(0.04)%	(0.14)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1,6]	0.75%	0.91%	1.01%

[1]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in (i) other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	Other Expenses of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. were less than 0.01% for the Fund’s most recent fiscal year.

[3]	Other Expenses have been restated to reflect expected expenses attributable to, and incurred as a result of, portfolio investments in the current year.

[4]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual financial statements and additional information, which do not include Acquired Fund Fees and Expenses or the restatement of expenses attributable to, and incurred as a result of, portfolio investments to reflect current fees.

[5]	Acquired Fund Fees and Expenses are based on estimated amounts for the Fund’s current fiscal year.

[6]
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares), 1.40% (for Class II Shares) and 1.50% (for Class III Shares) of average daily net assets through June 30, 2026. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares), 0.07% (for Class II Shares) and 0.07% (for Class III Shares) of average daily net assets through June 30, 2026. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non‑interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$77	$248	$435	$974
Class II Shares	$93	$320	$566	$1,270
Class III Shares	$103	$349	$615	$1,374
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 215% of the average value of its portfolio.
The fourth paragraph in the section of the Prospectus for Class I Shares entitled “Management of the Funds — BlackRock” related to contractual management fee waivers is deleted in its entirety and replaced with the following:
BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (except BlackRock 60/40 Target Allocation ETF V.I. Fund and BlackRock Government Money Market V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025 (for each Fund except BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock 60/40 Target Allocation ETF V.I. Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025. BlackRock has also contractually agreed to waive the management fee with respect to any portion of BlackRock Global Allocation V.I. Fund’s assets estimated to be attributable to investments in other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. In addition, with respect to each Fund (except BlackRock Government Money Market V.I. Fund), BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2025 (for each Fund except BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I.

Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.
The sixth paragraph and table in the section of the Prospectus for Class I Shares entitled “Management of the Funds — BlackRock” related to contractual caps are deleted in their entirety and replaced with the following:
With respect to Class I Shares of each Fund, as set forth in the table below, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements. With respect to Class I Shares of certain Funds, BlackRock has contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
60/40 Target Allocation ETF V.I. Fund	0.19%	—
Advantage Large Cap Core V.I. Fund	1.25%	0.05%
Advantage Large Cap Value V.I. Fund	0.60%	0.00%
Advantage SMID Cap V.I. Fund	0.55%	0.07%
Basic Value V.I. Fund	1.25%	0.06%
Capital Appreciation V.I. Fund	0.79%	0.07%
Equity Dividend V.I. Fund	1.25%	0.00%
Global Allocation V.I. Fund	1.25%	0.07%
Government Money Market V.I. Fund	0.30%	—
International Index V.I. Fund	0.27%	0.05%
International V.I. Fund	0.86%	0.08%
Large Cap Focus Growth V.I. Fund	0.79%	0.07%
Managed Volatility V.I. Fund	0.59%	0.00%
S&P 500 Index V.I. Fund	0.15%	0.05%
Small Cap Index V.I. Fund	0.22%	0.05%

[1]
The contractual caps for each Fund are in effect through June 30, 2025 (for each Fund except BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the non‑interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.

The fourth paragraph in the section of the Prospectus for Class II Shares entitled “Management of the Funds — BlackRock” related to contractual management fee waivers is deleted in its entirety and replaced with the following:
BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee. The contractual waiver is in effect through June 30, 2025 (for each Fund except BlackRock Global Allocation V.I. Fund) and June 30, 2026 (for BlackRock Global Allocation V.I. Fund). BlackRock has also contractually agreed to waive the management fee with respect to any portion of BlackRock Global Allocation V.I. Fund’s assets estimated to be attributable to investments in other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. In addition, with respect to each Fund, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2025 (for each Fund except BlackRock Global Allocation V.I. Fund) and June 30, 2026 (for BlackRock Global Allocation V.I. Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.
The sixth paragraph and table in the section of the Prospectus for Class II Shares entitled “Management of the Funds — BlackRock” related to contractual caps are deleted in their entirety and replaced with the following:
With respect to Class II Shares of each Fund, as set forth in the table below, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements. With respect to Class II Shares of certain Funds, BlackRock has contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
Advantage Large Cap Core V.I. Fund	1.40%	0.07%
Global Allocation V.I. Fund	1.40%	0.07%
S&P 500 Index V.I. Fund	0.30%	0.05%

[1]
The contractual caps for each Fund are in effect through June 30, 2025 (for each Fund except BlackRock Global Allocation V.I. Fund) and June 30, 2026 (for BlackRock Global Allocation V.I. Fund). The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the non‑interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.
The fourth paragraph in the section of the Prospectus for Class III Shares entitled “Management of the Funds — BlackRock” related to contractual management fee waivers is deleted in its entirety and replaced with the following:
BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s (except BlackRock 60/40 Target Allocation ETF V.I. Fund) assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025 (for each Fund except BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). BlackRock has contractually agreed to waive the management fee with respect to any portion of BlackRock 60/40 Target Allocation ETF V.I. Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025. BlackRock has also contractually agreed to waive the management fee with respect to any portion of BlackRock Global Allocation V.I. Fund’s assets estimated to be attributable to investments in other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2026. In addition, with respect to each Fund, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2025 (for each Fund except BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.
The sixth paragraph and table in the section of the Prospectus for Class III Shares entitled “Management of the Funds — BlackRock” related to contractual caps are deleted in their entirety and replaced with the following:
With respect to Class III Shares of each Fund, as set forth in the table below, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements. With respect to Class III Shares of certain Funds, BlackRock has contractually agreed to reimburse fees in order to limit operational and recordkeeping fees to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses[2] (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)	Contractual Caps[1] on fees paid by Fund for Operational and Recordkeeping Services
60/40 Target Allocation ETF V.I. Fund	0.44%	—
Advantage Large Cap Core V.I. Fund	1.50%	0.08%
Advantage Large Cap Value V.I. Fund	0.85%	0.11%
Advantage SMID Cap V.I. Fund	0.80%	0.01%
Basic Value V.I. Fund	1.50%	0.09%
Capital Appreciation V.I. Fund	1.04%	0.08%
Equity Dividend V.I. Fund	1.50%	0.00%
Global Allocation V.I. Fund	1.50%	0.07%
International Index V.I. Fund	0.52%	0.05%
Large Cap Focus Growth V.I. Fund	1.04%	0.07%
Managed Volatility V.I. Fund	0.84%	0.00%
S&P 500 Index V.I. Fund	0.40%	0.05%
Small Cap Index V.I. Fund	0.47%	0.05%

[1]
The contractual caps for each Fund are in effect through June 30, 2025 (for each Fund except BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund) and June 30, 2026 (for BlackRock Capital Appreciation V.I. Fund, BlackRock Global Allocation V.I. Fund and BlackRock Large Cap Focus Growth V.I. Fund). The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the non‑interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

[2]	As a percentage of average daily net assets and based on current fees.
Shareholders should retain this Supplement for future reference.
PRO2-VS-GAVI-0325SUP